ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 29,346,829	$ 33,413,662
Less: allowance for doubtful accounts	(2,221,870)	(2,020,373)	$ (1,919,152)
Accounts receivable, net	$ 27,124,959	$ 31,393,289